BASIS OF PRESENTATION, REVISIONS, AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2010
BASIS OF PRESENTATION, REVISIONS, AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
BASIS OF PRESENTATION, REVISIONS, AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2. BASIS OF PRESENTATION, REVISIONS, AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)    Basis of Presentation

          The accompanying consolidated financial statements and footnotes have been prepared by the Company in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") and with the instructions to Form S-1 and Regulation S-X. The Company's normal reporting period is based on a calendar year.

(b)    Revisions

          The Company has revised the classification of its Series A Preferred Stock in the accompanying consolidated financial statements to present such shares as mezzanine equity instead of including these securities in stockholders' equity due to the contractual terms of the preferred stock, as disclosed in Note 17, which provide for redemption upon a liquidation event as defined in the agreement.

(c)    Summary of Significant Accounting Policies

          Principles of Consolidation.    The consolidated financial statements include the accounts of Holdings and all of its subsidiaries and a variable interest entity. All material intercompany transactions have been eliminated in consolidation.

          The Company has no relationships with unconsolidated entities or financial partnerships, such as entities often referred to as structured finance or special purpose entities, which would have been established for the purpose of facilitating off balance sheet arrangements, or other contractually narrow or limited purposes.

          Use of Estimates.    The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions. Accordingly, these estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Some of the most significant estimates pertaining to the Company include the valuation of inventories, the allowance for doubtful accounts, income tax valuation allowances and the recoverability of long-lived assets. On a regular basis, management reviews its estimates utilizing currently available information, changes in facts and circumstances, historical experience and reasonable assumptions. After such reviews and if deemed appropriate, those estimates are adjusted accordingly. Actual results could differ from those estimates.

          Cash and Cash Equivalents.    The Company considers cash and cash equivalents to include all cash and liquid deposits and investments with a maturity of three months or less. The majority of payments due from banks for third-party credit cards process within 24-48 hours, except for transactions occurring on a Friday, which are generally processed the following Monday. All credit card transactions are classified as cash and the amounts due from these transactions totaled $2.4 million at December 31, 2010 and $2.1 million at December 31, 2009.

          Book overdrafts of $3.6 million and $0.7 million as of December 31, 2010 and 2009, respectively, represent checks issued that had not been presented for payment to the banks and are classified as accounts payable in the Company's consolidated balance sheet. The Company typically funds these overdrafts through normal collections of funds or transfers from bank balances at other financial institutions. Under the terms of the Company's facilities with its banks, the respective financial institutions are not legally obligated to honor the book overdraft balances as of December 31, 2010 and 2009, or any balance on any given date.

          Inventories.    Inventory components consist of raw materials, finished product and packaging supplies. Inventories are stated at the lower of cost or market on a first in / first out ("FIFO") basis. Cost is determined using a standard costing system which approximates actual costs. The Company regularly reviews its inventory levels in order to identify slow moving and short dated products, expected length of time for product sell through and future expiring product. Upon analysis, the Company adjusts the carrying value for such inventory. When adjustments are considered necessary, after such reviews, the inventory balances are adjusted and reflected net in the accompanying financial statements.

          Accounts Receivable and Allowance for Doubtful Accounts.    The Company sells product to its franchisees and, to a lesser extent, various third parties. See Note 3, "Receivables", for the components of accounts receivable. To determine the allowance for doubtful accounts in accordance with the standard on impairment of receivables, factors that affect collectability from the Company's franchisees or third-party customers include their financial strength, payment history, reported sales and the overall retail economy. The Company establishes an allowance for doubtful accounts for franchisees based on an assessment of the franchisees' operations which includes analysis of their operating cash flows, sales levels, and status of amounts due to the Company, such as rent, interest and advertising. In addition, the Company considers the franchisees' inventory and fixed assets, which the Company can use as collateral in the event of a default by the franchisee. An allowance for international franchisees is calculated based on unpaid, non collateralized amounts associated with their receivable balance. An allowance for receivable balances due from third parties is recognized, if considered necessary, based on facts and circumstances. These allowances are deducted from the related receivables and reflected net in the accompanying financial statements.

          Notes Receivable.    The Company offers financing to qualified franchisees in connection with the initial purchase of a franchise store. The notes offered by the Company to its franchisees are demand notes, payable monthly over a period ranging from five to seven years. Interest accrues principally at an annual rate that ranges from 8.0% to 13.75%, based on the amount of initial deposit, and is payable monthly. Allowances for these receivables are recognized in accordance with the Company's policy described in Accounts Receivable and Allowance for Doubtful Accounts above.

          Property, Plant and Equipment.    Property, plant and equipment expenditures are recorded at cost. The useful lives ranged from one year to sixteen years across all asset classes with the exception of buildings, whose useful lives ranged from fifteen to thirty seven years. Depreciation and amortization are recognized using the straight-line method over the estimated useful life of the property. Fixtures are depreciated over three to fifteen years, and equipment is generally depreciated over ten years. Computer equipment and software costs are generally depreciated over three to five years. Amortization of improvements to retail leased premises is recognized using the straight-line method over the estimated useful life of the improvements, or over the life of the related leases including renewals that are reasonably assured, whichever period is shorter. Buildings are depreciated over forty years and building improvements are depreciated over the remaining useful life of the building. The Company records tax depreciation in conformity with the provisions of applicable tax law.

          Expenditures that materially increase the value or clearly extend the useful life of property, plant and equipment are capitalized in accordance with the policies outlined above. Repair and maintenance costs incurred in the normal operations of business are expensed as incurred. Gains from the sale of property, plant and equipment are recognized in current operations.

          The Company recognized depreciation expense of property, plant and equipment of $39.2 million, $36.9 million, and $31.6 million for the years ended December 31, 2010, 2009, and 2008, respectively.

          Goodwill and Intangible Assets.    Goodwill represents the excess of purchase price over the fair value of identifiable net assets of acquired entities. Goodwill and intangible assets with indefinite useful lives are not amortized, but instead are tested for impairment at least annually. The Company completes its annual impairment test in the fourth quarter. The Company records goodwill and franchise rights upon the acquisition of franchisee stores when the consideration given to the franchisee exceeds the fair value of the identifiable assets acquired and liabilities assumed of the store. This goodwill is accounted for in accordance with the above policy. See Note 7, "Goodwill, Brands, and Other Intangible Assets, Net".

          Long-lived Assets.    The Company periodically performs reviews of underperforming businesses and other long-lived assets, including amortizable intangible assets, for impairment pursuant to the provisions of the standard related to the accounting for impairment on disposal of long lived assets. Factors the Company considers important that may trigger an impairment review include: significant changes in the manner of its use of assets of the strategy for its overall business, significant negative industry or economic trends, store closings or under-performing business trends. These reviews may include an analysis of the current operations and capacity utilization, in conjunction with an analysis of the markets in which the businesses are operating. A comparison is performed of the undiscounted projected cash flows of the current operating forecasts to the net book value of the related assets. If it is determined that the full value of the assets may not be recoverable, an appropriate charge to adjust the carrying value of the long-lived assets to fair value may be required.

          Revenue Recognition.    The Company operates predominately as a retailer, through company-owned stores, franchise stores and sales through its website, GNC.com and to a lesser extent through wholesale operations.

          The Retail segment recognizes revenue at the moment a sale to a customer is recorded. These revenues are recorded via the Company's point of sale system. Gross revenues are reduced by actual customer returns and an allowance for expected customer returns. The Company records a reserve for expected customer returns based on management's estimate, which is derived from historical return data. Revenue is deferred on sales of the Company's Gold Cards and subsequently amortized over 12 months. The length of the amortization period is determined based on matching the discounts associated with the Gold Card program to the revenue deferral during the twelve month membership period. For an annual fee, the card provides customers with a 20% discount on all products purchased, both on the date the card is purchased and certain specified days of every month.

          The Company also sells gift cards to its customers. Revenue from gift cards is recognized when the gift card is redeemed. These gift cards do not have expiration dates. Based upon historical redemption rates, a small percentage of gift cards will never be redeemed, referred to as "breakage". The Company first sold gift cards in late 2001 and the Company began to recognize gift card breakage revenue in 2008, when the likelihood of redemption became remote and amounts were not escheatable. Total revenue includes $0.3 million for each of the years ended December 31, 2010 and 2009, and $0.6 million for the year ended December 31, 2008, related to recognition of gift card breakage revenue.

          The Franchise segment generates revenues through product sales to franchisees, royalties, franchise fees and interest income on the financing of the franchise locations. See Note 21, "Franchise Revenue". These revenues are netted by actual franchisee returns and an allowance for projected returns. The franchisees purchase a majority of the products they sell from the Company at wholesale prices. Revenue on product sales to franchisees is recognized when risk of loss, title and insurable risks have transferred to the franchisee. Franchise fees are recognized by the Company at the time of a franchise store opening. Interest on the financing of franchisee notes receivable is recognized as it becomes due and payable. Gains from the sale of company-owned stores to franchisees are recognized in accordance with the standard on accounting for sales of real estate. This standard requires gains on sales of corporate stores to franchisees to be deferred until certain criteria are satisfied regarding the collectability of the related receivable and the seller's remaining obligations. Remaining sources of franchise income, including royalties, are recognized as earned.

          The Manufacturing/Wholesale segment sells product primarily to the other Company segments and third-party customers. Revenue is recognized when risk of loss, title and insurable risks have transferred to the customer, net of estimated returns and allowances. The Company also has a consignment arrangement with certain customers and revenue is recognized when products are sold to the ultimate customer.

          Cost of Sales.    The Company purchases products directly from third-party manufacturers as well as manufactures its own products. The Company's cost of sales includes product costs, costs of warehousing and distribution and occupancy costs. The cost of manufactured products includes depreciation expense related to the manufacturing facility and related equipment.

          Vendor Allowances.    The Company enters into two main types of arrangements with certain vendors, the most significant of which results in the Company receiving credits as sales rebates based on arrangements with such vendors. The Company also enters into arrangements with certain vendors through which the Company receives rebates for purchases during the year typically based on volume discounts. As the right of offset exists under these arrangements, rebates received under both arrangements are recorded as a reduction in the vendors' accounts payable balances on the balance sheet and represent the estimated amounts due to the Company under the rebate provisions of such contracts. The corresponding rebate income is recorded as a reduction of cost of goods sold based on inventory turnover, in accordance with the provisions of the standard on accounting by a reseller for cash consideration received from a vendor. For volume rebates, the appropriate level of such income is derived from the level of actual purchases made by the Company from suppliers. The amount recorded as a reduction to cost of goods sold was $40.0 million, $34.1 million and $29.3 million for the years ended December 31, 2010, 2009, and 2008, respectively.

          Distribution and Shipping Costs.    The Company bills franchisees and third-party customers shipping and transportation costs and reflects these charges in revenue. The unreimbursed costs that are associated with these costs are included in cost of sales.

          Research and Development.    Research and development costs arising from internally generated projects are expensed by the Company as incurred. The Company recognized $0.5 million, $0.4 million and $0.9 million for the years ended December 31, 2010, 2009, and 2008, respectively. These costs are included in Other SG&A costs in the accompanying financial statements.

          Advertising Expenditures.    The Company recognizes advertising, promotion and marketing program costs the first time the advertising takes place with exception to the costs of producing advertising, which are expensed as incurred during production. The Company administers national advertising funds on behalf of its franchisees. In accordance with the franchisee contracts, the Company collects advertising fees from the franchisees and utilizes the proceeds to coordinate various advertising and marketing campaigns. The Company recognized $51.7 million, $50.0 million and $55.1 million for the years ended December 31, 2010, 2009, and 2008, respectively, net of approximately $11.0 million annually from the national advertising fund.

          Leases.    The Company has various operating leases for company-owned and franchise store locations and equipment. Store leases generally include amounts relating to base rental, percent rent and other charges such as common area maintenance fees and real estate taxes. Periodically, the Company receives varying amounts of reimbursements from landlords to compensate the Company for costs incurred in the construction of stores. These reimbursements are amortized by the Company as an offset to rent expense over the life of the related lease. The Company determines the period used for the straight-line rent expense for leases with option periods and conforms it to the term used for amortizing improvements.

          The Company leases an approximately 300,000 square-foot-facility in Greenville, South Carolina where the majority of its proprietary products are manufactured. The Company also leases a 630,000 square foot complex located in Anderson, South Carolina, for packaging, materials receipt, lab testing, warehousing and distribution. Both the Greenville and Anderson facilities are leased on a long-term basis pursuant to "fee-in-lieu-of-taxes" arrangements with the counties in which the facilities are located, but the Company retains the right to purchase each of the facilities at any time during the lease for $1.00, subject to a loss of tax benefits. As part of a tax incentive arrangement, the Company assigned the facilities to the counties and leases them back under operating leases. The Company leases the facilities from the counties where located, in lieu of paying local property taxes. Upon exercising its right to purchase the facilities back from the counties, the Company will be subject to the applicable taxes levied by the counties. In accordance with the standards on the accounting for leases, the purchase option in the lease agreements prevent sale-leaseback accounting treatment. As a result, the original cost basis of the facilities remains on the balance sheet and continues to be depreciated.

          The Company leases a 217,000 square foot distribution center in Leetsdale, Pennsylvania and a 112,000 square foot distribution center in Phoenix, Arizona. The Company also leases warehouse space in Canada. The Company also has operating leases for its fleet of distribution tractors and trailers and fleet of field management vehicles. In addition, the Company also has a minimal amount of leased office space in California, Florida, and Canada. The expense associated with leases that have escalating payment terms is recognized on a straight-line basis over the life of the lease. See Note 15, "Long-Term Lease Obligations".

          Contingencies.    In accordance with the standards on contingencies the Company accrues a loss contingency if it is probable and can be reasonably estimated or a liability had been incurred at the date of the financial statements if those financial statements have not been issued. If both of the conditions above are not met, or if an exposure to loss exists in excess of the amount accrued, disclosure of the contingency shall be made when there is at least a reasonable possibility that a loss or an additional loss may have been incurred. The Company accrues costs that are part of legal settlements when the settlement is probable.

          Pre-Opening Expenditures.    The Company recognizes the cost associated with the opening of new stores as incurred. These costs are charged to expense and are not material for the periods presented. Franchise store pre-opening costs are incurred by the franchisees.

          Deferred Financing Fees.    In conjunction with the Merger, $29.3 million in costs related to the financing of debt were capitalized and are being amortized over the life of the debt. Accumulated amortization as of December 31, 2010 and 2009 was $15.2 million and $10.9 million, respectively.

          Income Taxes.    The Company accounts for income taxes in accordance with the standards on income taxes. As prescribed by these standards, the Company utilizes the asset and liability method of accounting for income taxes. Under the asset and liability method, deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. See Note 5, "Income Taxes".

          For the year ended December 31, 2010, the Company will file a consolidated federal income tax return. For state income tax purposes, the Company will file on both a consolidated and separate return basis in the states in which it conducts business. The Company filed in a consistent manner in 2009 and 2008.

          It is the Company's policy to recognize interest and penalties related to uncertain tax positions as a component of income tax expense. See Note 5, "Income Taxes", for additional information regarding the change in unrecognized tax benefits.

          Self-Insurance.    The Company has procured insurance for such areas as: (1) general liability; (2) product liability; (3) directors and officers liability; (4) property insurance; and (5) ocean marine insurance. The Company is self-insured for such areas as: (1) medical benefits; (2) worker's compensation coverage in the State of New York with a stop loss of $250,000; (3) physical damage to the Company's tractors, trailers and fleet vehicles for field personnel use; and (4) physical damages that may occur at the corporate store locations. The Company is not insured for certain property and casualty risks due to the Company's assessment of frequency and severity of a loss, the cost of insurance and the overall risk analysis.

          The Company carries product liability insurance with a retention of $3.0 million per claim with an aggregate cap on retained losses of $10.0 million. The Company carries general liability insurance with retention of $110,000 per claim with an aggregate cap on retained losses of $600,000. The majority of the Company's workers' compensation and auto insurance are in a deductible/retrospective plan. The Company reimburses the insurance company for the workers' compensation and auto liability claims, subject to a $250,000 and $100,000 loss limit per claim, respectively.

          As part of the medical benefits program, the Company contracts with national service providers to provide benefits to its employees for all medical, dental, vision and prescription drug services. The Company then reimburses these service providers as claims are processed from Company employees. The Company maintains a specific stop loss provision of $250,000 per individual per plan year with a maximum lifetime benefit limit of $2.0 million per individual. The Company has no additional liability once a participant exceeds the $2.0 million ceiling. The Company's liability for medical claims is included as a component of accrued benefits in Note 10, "Accrued Payroll and Related Liabilities", and was $1.9 million and $2.0 million as of December 31, 2010 and 2009, respectively.

          Stock Compensation.    The Company utilizes the Black-Scholes model to calculate the fair value of options. The resulting compensation cost is recognized in the Company's financial statements over the option vesting period.

          Earnings Per Share.    Basic earnings per share is computed by dividing net earnings by the weighted average common shares outstanding for the period. Diluted earnings per share is computed by dividing net earnings by the weighted average common shares outstanding adjusted for the dilutive effect of stock options, excluding antidilutive shares, under Holdings' stock option plan. See Note 19, "Stock-based Compensation Plans" for additional disclosure.

          The following table represents the Company's basic and dilutive earnings per share:

	Year ended December 31, 2010	Year ended December 31, 2009	Year ended December 31, 2008
	(in thousands)
Net income	$96,567	$69,524	$54,658
Cumulative preferred stock dividends	(20,606)	(18,667)	(16,861)

Net income (loss) available to common stockholders	$75,961	$50,857	$37,797

Weighted average shares	87,339	87,421	87,761
Effect of dilutive employee stock options	1,578	438	26

Diluted weighted average shares	88,917	87,859	87,787

Basic earnings (loss) per share	$0.87	$0.58	$0.43
Diluted earnings (loss) per share	$0.85	$0.58	$0.43

          Unexercised stock options of 7.8 million, 8.8 million, and 8.9 million shares for the years ended December 31, 2010, 2009 and 2008, respectively, were not included in the computation of diluted earnings per share because the impact of applying the treasury stock method to these options was anti-dilutive.

          Foreign Currency.    For all foreign operations, the functional currency is the local currency. In accordance with the standard on foreign currency matters, assets and liabilities of those operations, denominated in foreign currencies, are translated into U.S. dollars using period-end exchange rates, and income and expenses are translated using the average exchange rates for the reporting period. Gains or losses resulting from foreign currency transactions are included in results of operations.

          Strategic Alternative Costs.    The Company recognizes expenses incurred in the exploration of strategic alternatives as they are incurred. In 2010, the Company recognized $4.0 million of these expenses.

          Financial Instruments and Derivatives.    On January 1, 2009, the Company adopted the revised accounting standards on disclosure of derivative instruments and hedging activities. This new standard expands the current disclosure requirements. This new standard provides for an enhanced understanding of (1) how and why an entity uses derivative instruments, (2) how derivative instruments and related hedged items are accounted for under previous standards and their related interpretations and (3) how derivative instruments affect an entity's financial position, financial performance and cash flows.

          As part of the Company's financial risk management program, it uses certain derivative financial instruments. The Company does not enter into derivative transactions for speculative purposes and holds no derivative instruments for trading purposes. The Company uses derivative financial instruments to reduce its exposure to market risk for changes in interest rates primarily in respect of its long term debt obligations. The Company tries to manage its interest rate risk in order to balance its exposure to both fixed and floating rates while minimizing its borrowing costs. Floating-to-fixed interest rate swap agreements, designated as cash flow hedges of interest rate risk, are entered into from time to time to hedge the Company's exposure to interest rate changes on a portion of the Company's floating rate debt. These interest rate swap agreements convert a portion of the Company's floating rate debt to fixed rate debt. Interest rate floors designated as cash flow hedges involve the receipt of variable-rate amounts from a counterparty if interest rates fall below the strike rate on the contract in exchange for an upfront premium. The Company records the fair value of these contracts as an asset or a liability, as applicable, in the balance sheet, with the offset to accumulated other comprehensive income (loss), net of tax. The Company measures hedge effectiveness by assessing the changes in the fair value or expected future cash flows of the hedged item. The ineffective portions, if any, are recorded in interest expense in the current period.

          Derivatives designated as hedging instruments have been recorded in the consolidated balance sheet at fair value as follows:

		Fair Value
	Balance Sheet Location	December 31, 2010	December 31, 2009
		(in thousands)
Interest Rate Products	Other current liabilities	$(4,395)	$—
Interest Rate Products	Other long-term liabilities	$(3,074)	$(14,679)

          The Company has interest rate swap agreements outstanding that effectively converted notional amounts of an aggregate $550.0 million of debt from floating to fixed interest rates. The four outstanding agreements mature between April 2011 and September 2012. During the second quarter of 2009, the Company entered into one of its derivative contract that consisted of an interest rate swap with a bought floor that effectively converted a notional amount of $150.0 million of the Senior Floating Rate Toggle Notes due 2014 (the "Senior Notes") from a floating to a fixed rate, effective September 2009. The floor is intended to replicate the optionality present in the original debt agreement, providing an equivalent offset in the interest payments.

          Amounts reported in accumulated other comprehensive income related to derivatives will be reclassified to interest expense as interest payments are made on the Company's variable-rate debt. During the year ending December 31, 2011, the Company estimates that an additional $6.6 million will be reclassified as an increase to interest expense under the Company's current debt structure.

          Components of gains and losses recorded in the consolidated balance sheet and consolidated income statements for the years ended December 31, 2010 and 2009, are as follows:

2010

Derivatives in Cash Flow Hedging Relationships	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	Location of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)
(in thousands)
Interest Rate Products	$(7,393)	Interest income/(expense)	$(14,602)

2009

Derivatives in Cash Flow Hedging Relationships	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	Location of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)
(in thousands)
Interest Rate Products	$(9,024)	Interest income/(expense)	$(13,427)

          During the years ended December 31, 2010 and 2009, there was no amount recorded as ineffective from accumulated other comprehensive income.

          Under the Company's agreements with its derivative counterparty, if the Company defaults on any of its indebtedness, including default where repayment of the indebtedness has not been accelerated by the lender, then the Company could also be declared in default on its derivative obligations.

          As of December 31, 2010, the settlement value of derivatives in a net liability position related to these agreements was $10.6 million, including accrued interest of $2.9 million but excluding adjustments for nonperformance risk. If the Company had breached any of these provisions at December 31, 2010, it could have been required to settle its obligations under the agreements at their full termination value, which approximates the fair value of derivatives including accrued interest.

(d)    Recently Issued Accounting Pronouncements

Fair Value

          In January 2010, the FASB issued ASU 2016-06 "Improving Disclosures about Fair Value Measurements". ASU 2010-06 requires additional disclosures about fair value measurements including transfers in and out of Levels 1 and 2 and more disaggregation for the different types of financial instruments. This ASU became effective for annual and interim reporting periods beginning after December 15, 2009 for most of the new disclosures and for periods beginning after December 15, 2010 for the new Level 3 disclosures. Comparative disclosures are not required in the first year the disclosures are required. The adoption of this standard did not have any impact on the Company's consolidated financial statements.

Other

          In December 2009, the FASB issued ASU No. 2009-17, "Improvements to Financial Reporting by Enterprises involved with Variable Interest Entities", which incorporates into the FASB Codification amendments to FASB Interpretation No. 46(R), "Consolidation of Variable Interest Entities", made by Statement of Financial Accounting Standard No. 167, "Accounting for Variable Interest Entities", to require that a comprehensive qualitative analysis be performed to determine whether a holder of variable interest in a variable interest entity also has a controlling financial interest in that entity. In addition, the amendments require that the same type of analysis be applied to entities that were previously designated as qualified special-purpose entities. The amendments were effective as of January 1, 2010. The adoption of ASU No. 2009-17 did not have a material impact on the Company's consolidated financial position, results of operations, or cash flows.